Summary of Redeemable Noncontrolling Interest (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Temporary Equity Disclosure [Abstract]
Balance as of January 1	$ 844	¥ 5,492	¥ 3,948	¥ 1,895
Other comprehensive income (loss)	(51)	(335)	325	142
Issuance of subsidiary shares	0	0	662	1,582
Disposal of subsidiary shares	(365)	(2,376)	0	0
Accretion of redeemable noncontrolling interests	(3)	(17)	557	329
Conversion of convertible notes of a subsidiary	1,269	8,258	0	0
Balance as of December 31	$ 1,694	¥ 11,022	¥ 5,492	¥ 3,948